SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
January 1,	$ 2,358	$ 2,501
Charged to costs and expenses relating to new sales	368	1,289
Costs of product warranty claims	(844)	(1,792)
Foreign currency translation adjustments	(156)	360
December 31,	$ 1,726	$ 2,358